Short-Term Borrowings and Long-Term Debt (Schedule of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Unsecured bonds:
Collateralized	¥ 17,322	¥ 24,216
Unsecured	207,826	224,963
Capital lease obligations	3,118	5,986
Total	277,316	314,765
Less: current portion	(85,556)	(71,432)
Long-term debt	191,760	243,333
Yen Notes (Fixed Rate 1.20%) Due in Year 2011 [Member]
Unsecured bonds:
Unsecured		10,000
Due in years ending March 31:	2011
Interest rate on long-term debt	1.20%
Yen Notes (Floating Rate 0.70%) Due in Year 2012 [Member]
Unsecured bonds:
Unsecured	4,000	4,000
Due in years ending March 31:	2012
Interest rate on long-term debt	0.70%
Yen Notes (Floating Rate 0.75%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	4,000	4,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.75%
Yen Notes (Floating Rate .75%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	2,000	2,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.75%
Yen Notes (Floating Rate 0.47%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	5,000	5,000
Due in years ending March 31:	2013
Interest rate on long-term debt	0.47%
U.S.$ Notes (Floating Rate 0.72%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	4,050	4,600
Due in years ending March 31:	2013
Interest rate on long-term debt	0.72%
Yen Notes (Fixed Rate 1.54%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Interest rate on long-term debt	1.54%
Yen Notes (Fixed Rate 1.27%) Due in Year 2013 [Member]
Unsecured bonds:
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Interest rate on long-term debt	1.27%
Yen Notes (Fixed Rate 1.53%) Due in Year 2015 [Member]
Unsecured bonds:
Unsecured	¥ 10,000	¥ 10,000
Due in years ending March 31:	2015
Interest rate on long-term debt	1.53%